Schedule I frontdoor, inc Parent Company Only (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Cash and Cash Equivalents at Beginning of Period	$ 282	$ 168	$ 156
Net Cash Provided from Operating Activities	189	194	155
Dividend paid to ServiceMaster	137	63	87
Discount paid on issuance of debt	(2)
Debt issuance costs paid	(16)
Net Cash Used for Financing Activities	(165)	(68)	(88)
Cash Increase During the Period	14	114	12
Cash and Cash Equivalents at End of Period	296	282	$ 168
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash and Cash Equivalents at Beginning of Period
Net Cash Provided from Operating Activities	159
Payments of debt	(2)
Net transfers to Parent Company	4
Contribution from ServiceMaster	81
Dividend paid to ServiceMaster	(169)
Discount paid on issuance of debt	(2)
Debt issuance costs paid	(16)
Net Cash Used for Financing Activities	(104)
Cash Increase During the Period	55
Cash and Cash Equivalents at End of Period	$ 55